Eaton Vance
Minnesota Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,090,910
5.00%, 3/1/30	1,000	1,089,000
		$ 2,179,910
Education — 12.7%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,480,468
5.00%, 3/1/31	1,000	1,104,960
5.00%, 3/1/34	500	550,435
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	402,056
5.00%, 3/1/37	1,500	1,578,180
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,846,781
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	617,991
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	120,937
4.00%, 3/1/27	125	132,441
4.00%, 3/1/28	100	106,665
4.00%, 3/1/29	100	107,339
5.00%, 3/1/27	500	531,690
5.00%, 3/1/28	1,010	1,073,165
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	540,710
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	505,350
4.00%, 10/1/46	1,500	1,488,090
5.00%, 12/1/29	1,815	1,933,828
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	950,495
4.00%, 10/1/36	500	519,210
4.00%, 10/1/37	500	518,685
5.00%, 10/1/30	650	717,314
5.00%, 10/1/34	250	278,338
5.00%, 4/1/35	750	801,653
Minnesota State Colleges and Universities:
5.00%, 10/1/26	1,535	1,690,664
Security	Principal Amount (000's omitted)	Value
Education (continued)
Minnesota State Colleges and Universities: (continued)
5.00%, 10/1/27	$1,000	$ 1,116,660
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	1,008,060
University of Minnesota:
5.00%, 4/1/27	500	546,335
5.00%, 8/1/27	625	669,350
5.00%, 4/1/41	2,000	2,164,380
		$ 26,102,230
Electric Utilities — 4.8%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 589,897
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	356,300
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	264,190
5.00%, 10/1/34	250	264,010
5.00%, 10/1/35	200	211,112
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	501,865
5.00%, 1/1/31	670	720,759
5.00%, 1/1/41	240	259,234
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	772,275
5.00%, 12/1/30	700	771,953
5.00%, 12/1/42	820	888,806
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,265,762
(AMT), 4.00%, 10/1/40	1,000	1,008,710
Western Minnesota Municipal Power Agency:
5.00%, 1/1/34	1,000	1,078,650
5.00%, 1/1/36	900	969,156
		$ 9,922,679
Escrowed/Prerefunded — 1.1%
Minnesota Higher Education Facilities Authority, (St. Catherine University):
Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$ 283,996
Prerefunded to 10/1/22, 5.00%, 10/1/27	310	314,424
Prerefunded to 10/1/22, 5.00%, 10/1/32	560	567,991
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,044,330
		$ 2,210,741
General Obligations — 41.2%
Andover, MN, 4.00%, 2/1/30	$795	$ 844,767

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	$1,000	$ 1,106,340
5.00%, 2/1/28	1,040	1,153,526
Brainerd Independent School District No. 181, MN, 5.00%, 2/1/25	575	615,233
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,122,317
Burnsville, MN:
3.00%, 12/20/32	620	610,297
4.00%, 12/20/31	640	696,762
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	845,520
0.00%, 2/1/35	350	219,615
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,128,400
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	770,208
Duluth, MN:
5.00%, 2/1/34	1,000	1,082,070
Series 2016A, 5.00%, 2/1/31	1,000	1,084,300
Series 2019C, 5.00%, 2/1/31	500	565,730
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,115,860
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,808,544
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,052,560
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	766,989
Hennepin County, MN:
5.00%, 12/1/35	2,000	2,184,800
5.00%, 12/15/36	500	563,305
(SPA: TD Bank, N.A.), 0.44%, 12/1/38(1)	10,000	10,000,000
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,268,238
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,066,120
Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	676,563
Maple Grove, MN, 4.00%, 2/1/29	520	560,201
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,380,553
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,604,355
5.00%, 2/1/32	1,500	1,675,005
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,070,960
5.00%, 12/1/24	2,000	2,137,020
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis-St. Paul Metropolitan Council, MN: (continued)
5.00%, 3/1/28	$2,500	$ 2,778,075
5.00%, 3/1/28(2)	2,000	2,261,660
5.00%, 3/1/29(2)	2,000	2,292,780
Minnesota:
5.00%, 8/1/32	2,000	2,148,380
5.00%, 8/1/34	500	565,290
5.00%, 10/1/34	1,000	1,108,680
5.00%, 8/1/37	1,250	1,420,275
5.00%, 8/1/39	2,000	2,283,840
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	2,050	2,171,422
5.00%, 2/1/33	1,000	1,114,380
Plymouth, MN:
4.00%, 2/1/27	1,000	1,065,670
4.00%, 2/1/30	390	420,268
Rochester Independent School District No. 535, MN:
4.00%, 2/1/23	2,375	2,413,902
4.00%, 2/1/26	1,160	1,223,475
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,091,180
5.00%, 2/1/27	1,000	1,088,780
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,552,824
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	963,900
0.00%, 2/1/37	1,500	851,070
Scott County, MN, 4.00%, 12/1/34	2,000	2,122,420
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,121,666
St. Louis Park Independent School District No. 283, MN:
4.00%, 2/1/31	2,000	2,089,380
5.00%, 2/1/29	845	951,749
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,061,980
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/31	700	754,383
St. Paul, MN, 5.00%, 12/1/27	750	829,140
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,646,804

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	$1,000	$ 602,680
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	764,339
		$ 84,536,550
Hospital — 14.8%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$ 1,098,130
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	517,535
4.00%, 6/15/38	375	366,026
4.00%, 6/15/39	225	218,196
5.25%, 6/15/52(2)	2,000	2,097,318
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	929,314
5.00%, 5/1/31	500	545,435
5.00%, 5/1/32	500	544,745
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/28	2,975	3,277,438
5.00%, 11/15/29	915	1,004,862
(LOC: JPMorgan Chase Bank, N.A.), 0.30%, 11/15/35(3)	5,000	5,000,000
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	3,250	3,309,312
Minneapolis, MN, (Fairview Health Services):
5.00%, 11/15/28	225	239,963
(LOC: Wells Fargo Bank, N.A.), 0.33%, 11/15/48(3)	1,650	1,650,000
Rochester, MN, (Mayo Clinic), 5.00%, 11/15/57	750	835,778
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,791,801
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,087,960
5.00%, 11/15/34	500	542,135
5.00%, 11/15/47	500	532,765
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	532,630
5.00%, 7/1/30	1,000	1,063,080
5.00%, 7/1/32	1,995	2,114,022
		$ 30,298,445
Security	Principal Amount (000's omitted)	Value
Housing — 2.0%
Mahtomedi, MN, Multifamily Housing Revenue, (Lincoln Place/Vadnais Highlands), 0.25% to 8/1/22 (Put Date), 8/1/23	$600	$ 597,510
Minnesota Housing Finance Agency:
2.15%, 7/1/45	905	662,306
4.00%, 8/1/42	1,815	1,871,283
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	635	608,228
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	310	306,488
		$ 4,045,815
Insured - Electric Utilities — 4.9%
Central Minnesota Municipal Power Agency:
(AGM), 4.00%, 1/1/42	$340	$ 352,900
(AGM), 5.00%, 1/1/30	200	227,234
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,186,662
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,370,180
		$ 10,136,976
Insured - Hospital — 1.0%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,113,060
		$ 2,113,060
Lease Revenue/Certificates of Participation — 2.0%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,037,160
Minnesota, 5.00%, 6/1/29	1,335	1,373,381
St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,654,575
		$ 4,065,116
Other Revenue — 2.5%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 833,976
4.00%, 11/1/34	500	500,320
5.00%, 11/1/27	400	414,792
5.00%, 11/1/29	300	309,642
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 1.188%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(4)	1,000	989,560
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	2,112,056
		$ 5,160,346

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.8%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 865,947
5.00%, 9/1/43	1,000	1,005,100
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,655,680
4.00%, 10/1/26	1,680	1,742,546
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	388,259
		$ 5,657,532
Special Tax Revenue — 0.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$100	$ 108,807
Hennepin County, MN, Sales Tax Revenue, 5.00%, 12/15/24	1,325	1,413,166
		$ 1,521,973
Transportation — 2.8%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$ 1,093,750
5.00%, 1/1/35	1,000	1,032,400
(AMT), 5.00%, 1/1/25	1,000	1,034,360
(AMT), 5.00%, 1/1/28	1,250	1,352,812
(AMT), 5.00%, 1/1/33	1,200	1,291,404
		$ 5,804,726
Total Tax-Exempt Municipal Obligations (identified cost $198,216,647)		$193,756,099
Total Investments — 94.4% (identified cost $198,216,647)		$193,756,099
Other Assets, Less Liabilities — 5.6%		$ 11,506,640
Net Assets — 100.0%		$205,262,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2022.
(2)	When-issued/delayed delivery security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(4)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $108,807 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$193,756,099	$ —	$193,756,099
Total Investments	$ —	$193,756,099	$ —	$193,756,099
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.